Consolidated Statements of Cash Flows - Parenthetical - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Non-cash items impacting working capital	$ (389,800)	$ 129,300	$ 24,900
Capital expenditures	1,821,111
Advances to suppliers for property, plant and equipment classified as investing activities	44,308
Restricted cash	2,746	3,129	30
Other deposits with maturity of more than three months	$ 2,182,874	$ 2,186,420	$ 1,975,490